UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

CAPITAL FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Capital Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 11.5%
Hotels, Restaurants & Leisure - 3.1%
130,000	Ctrip.com International Ltd., ADR *	$4,067,700
270,000	Yum! Brands Inc.	9,236,700

	Total Hotels, Restaurants & Leisure	13,304,400

Household Durables - 1.6%
226,600	Jarden Corp.	6,906,768

Leisure Equipment & Products - 2.5%
3,570,000	Li Ning Co., Ltd. (a)	10,840,280

Multiline Retail - 2.2%
300,000	Family Dollar Stores Inc.	9,264,000

Specialty Retail - 2.1%
192,000	Ross Stores Inc.	8,818,560

	TOTAL CONSUMER DISCRETIONARY	49,134,008

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 3.3%
466,286	FHC Delaware Inc. (a)(b)*	0
260,000	Pantry Inc. *	3,502,200
300,000	Walgreen Co.	10,815,000

	Total Food & Staples Retailing	14,317,200

Household Products - 2.4%
165,000	Procter & Gamble Co.	10,155,750

	TOTAL CONSUMER STAPLES	24,472,950

ENERGY - 11.9%
Energy Equipment & Services - 5.2%
850,000	ION Geophysical Corp. *	4,037,500
154,000	Oceaneering International Inc. *	8,423,800
625,000	Weatherford International Ltd. *	9,800,000

	Total Energy Equipment & Services	22,261,300

Oil, Gas & Consumable Fuels - 6.7%
154,000	BP PLC, ADR	8,642,480
180,000	Exxon Mobil Corp.	11,597,400
380,000	Petrohawk Energy Corp. *	8,485,400

	Total Oil, Gas & Consumable Fuels	28,725,280

	TOTAL ENERGY	50,986,580

FINANCIALS - 17.8%
Capital Markets - 7.4%
975,000	Charles Schwab Corp.	17,832,750
640,000	Invesco Ltd.	12,352,000
91,400	Och-Ziff Capital Management Group	1,236,642

	Total Capital Markets	31,421,392

Diversified Financial Services - 1.8%
192,300	JPMorgan Chase & Co.	7,488,162

Insurance - 5.5%
150,000	Allstate Corp.	4,489,500
289,000	Travelers Cos. Inc.	14,643,630
260,000	XL Capital Ltd., Class A Shares	4,360,200

	Total Insurance	23,493,330

Real Estate Investment Trusts (REITs) - 1.6%
1,800,000	Chimera Investment Corp.	7,056,000

Thrifts & Mortgage Finance - 1.5%
400,000	People’s United Financial Inc.	6,468,000

See Notes to Schedule of Investments.

Legg Mason ClearBridge Capital Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
	TOTAL FINANCIALS	$75,926,884

HEALTH CARE - 15.8%
Biotechnology - 4.8%
200,000	Amgen Inc. *	11,696,000
300,000	Onyx Pharmaceuticals Inc. *	8,628,000

	Total Biotechnology	20,324,000

Health Care Providers & Services - 2.9%
220,000	Mednax Inc. *	12,509,200

Pharmaceuticals - 8.1%
97,000	Roche Holding AG (a)	16,300,767
305,000	Shire Ltd., ADR	18,178,000

	Total Pharmaceuticals	34,478,767

	TOTAL HEALTH CARE	67,311,967

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
135,000	L-3 Communications Holdings Inc.	11,250,900

Construction & Engineering - 4.7%
515,000	Quanta Services Inc. *	9,383,300
335,000	Shaw Group Inc. *	10,817,150

	Total Construction & Engineering	20,200,450

Industrial Conglomerates - 4.4%
290,000	McDermott International Inc. *	6,849,800
329,995	Tyco International Ltd. *	11,691,723

	Total Industrial Conglomerates	18,541,523

	TOTAL INDUSTRIALS	49,992,873

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.1%
190,000	Juniper Networks Inc. *	4,717,700

Computers & Peripherals - 3.1%
68,400	International Business Machines Corp.	8,371,476
480,000	Palm Inc. *	4,987,200

	Total Computers & Peripherals	13,358,676

Internet Software & Services - 4.5%
19,000	Google Inc., Class A Shares *	10,058,980
400,000	VeriSign Inc. *	9,164,000

	Total Internet Software & Services	19,222,980

IT Services - 3.1%
320,000	Accenture PLC, Class A Shares	13,116,800

Semiconductors & Semiconductor Equipment - 1.4%
200,000	ASML Holding NV, New York Registered Shares	6,250,000

Software - 4.4%
130,570	Blackboard Inc. *	5,145,764
425,000	Check Point Software Technologies Ltd. *	13,591,500

	Total Software	18,737,264

	TOTAL INFORMATION TECHNOLOGY	75,403,420

MATERIALS - 3.1%
Chemicals - 1.1%
4,700,000	Huabao International Holdings Ltd. (a)	4,820,077

Metals & Mining - 2.0%
165,000	Agnico-Eagle Mines Ltd.	8,360,550

See Notes to Schedule of Investments.

Legg Mason ClearBridge Capital Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
	TOTAL MATERIALS	$13,180,627

	TOTAL COMMON STOCKS (Cost - $380,965,499)	406,409,309

CONVERTIBLE PREFERRED STOCKS - 2.1%
FINANCIALS - 2.1%
Diversified Financial Services - 2.1%
585,000	Bank of America Corp., 10.000% (d)* (Cost - $8,775,000)	8,833,500

Face Amount
CONVERTIBLE BONDS & NOTES - 2.7%
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
$2,800,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	2,492,000

INDUSTRIALS - 2.1%
Commercial Services & Supplies - 2.1%
8,000,000	Covanta Holding Corp., Senior Notes, 3.250% due 6/1/14 (c)	9,040,000

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $10,609,127)	11,532,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $400,349,626)	426,774,809

Face Amount
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
$3,709,000	Interest in $499,996,000 joint tri-party repurchase agreement dated 1/29/10 with RBS Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $3,709,034; (Fully collateralized by various U.S. government & agency obligations, 0.000% to 3.625% due 2/26/10 to 2/15/39; Market value - $3,783,204) (Cost - $3,709,000)	3,709,000

	TOTAL INVESTMENTS - 100.7% (Cost - $404,058,626#)	430,483,809
	Securities Sold Short, at Value - (4.5)% (Proceeds - $19,576,641)	(19,387,200)
	Other Assets in Excess of Liabilities - 3.8%	16,218,622

	TOTAL NET ASSETS - 100.0%	$427,315,231

Shares
SECURITIES SOLD SHORT - (4.5)%
EXCHANGE TRADED FUND - (4.5)%
560,000	SPDR S&P Retail ETF (Proceeds - $19,576,641)	19,387,200

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate securities. Coupon rates disclosed are those which are in effect at January 31, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Capital Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$38,293,728	$10,840,280	—	$49,134,008
Consumer staples	24,472,950	—	$0	24,472,950
Health care	51,011,200	16,300,767	—	67,311,967
Materials	8,360,550	4,820,077	—	13,180,627
Other common stocks	252,309,757	—	—	252,309,757
Convertible preferred stocks	8,833,500	—	—	8,833,500
Convertible bonds & notes	—	11,532,000	—	11,532,000

Total long-term investments	$383,281,685	$43,493,124	—	$426,774,809
Short-term investment†	—	$3,709,000	—	$3,709,000

Total investments	$383,281,685	$47,202,124	—	$430,483,809

Other investments:
Securities sold short†	$(19,387,200)	—	—	$(19,387,200)

Total	$363,894,485	$47,202,124	—	$411,096,609

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CONSUMER STAPLES
Balance as of October 31, 2009	$1
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)(1)	(1)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$0

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2010(1)	$(1,222,794)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Short Sale Transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked to market daily and reported at market value in the financial statements.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,538,419
Gross unrealized depreciation	(22,923,795)

Net unrealized appreciation	$26,614,624

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 25, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 25, 2010